STOCKHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
STOCKHOLDERS' EQUITY [Abstract]
Outstanding - Number of Shares	1,450,000		1,450,000	1,800,000	800,000
Granted - Number of Shares	0		250,000	1,000,000
Exercised - Number of Shares	0		0	0
Expired/Forfeited - Number of Shares	0		(600,000)	0
Exercisable - Number of Shares	866,667		533,333
Outstanding - Weighted-average Exercise Price	$ 0.38	$ 0.38	$ 0.38	$ 0.35	$ 0.31
Granted - Weighted-average Exercise Price	$ 0.0		$ 0.4	$ 0.38
Exercised - Weighted-average Exercise Price	$ 0.0		$ 0.0	$ 0.0
Expired/Forfeited - Weighted-average Exercise Price	$ 0.0		$ 0.31	$ 0.0
Exercisable - Weighted-average Exercise Price	$ 0.37		$ 0.36
Outstanding - Weighted-average Remaining Contractual Term (years)	6 years 6 months 14 days	6 years 9 months 14 days	6 years 9 months 14 days	8 years 23 days	7 years 8 months 23 days
Granted - Weighted-average Remaining Contractual Term (years)			5 years	10 years
Exercised - Weighted-average Remaining Contractual Term (years)			0 years	0 years
Expired/Forfeited - Weighted-average Remaining Contractual Term (years)			6 years 9 months 26 days	0 years
Exercisable - Weighted-average Remaining Contractual Term (years)	6 years 7 months 20 days		6 years 1 month 17 days
Outstanding - Aggregate Intrinsic Value	$ 0	$ 0	$ 0	$ 0	$ 0
Granted - Aggregate Intrinsic Value	$ 0.0		$ 0.0	$ 0.0	$ 0.0
Exercised - Aggregate Intrinsic Value	0		0	0	0
Expired/Forfeited - Aggregate Intrinsic Value	$ 0.0		$ 0.0	$ 0.0	$ 0.0
Exercisable - Aggregate Intrinsic Value	$ 0		$ 0